BETTER 10K - CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES - Corporate Line of Credit and Amended Corporate Line of Credit (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 799,000		$ 1,500,000
Outstanding borrowings		118,584		144,403	$ 149,022
Amounts borrowed				0	80,000
Principal repayments		22,847	$ 5,000	5,000	0
Amortization of deferred debt issuance costs and discount and other debt servicing fees		476	133,428	273,048	19,592
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 150,000
Fixed interest rate	8.00%
Interest rate - in kind	9.50%
Unused commitment fee	0.50%
Make-whole payable		4,700		5,200	17,200
Outstanding borrowings		123,600		146,400	151,400
Interest in kind included in principal balance				1,400	1,400
Unamortized debt discount and debt issuance costs		5,000		2,000	2,400
Amounts borrowed				0	80,000
Principal repayments		22,800		5,000	0
Interest expense on debt		6,200	6,600	13,200	11,400
Interest expense, line of credit		5,400	6,000	12,100	10,200
Amortization of deferred debt issuance costs and discount and other debt servicing fees		$ 800	$ 600	$ 1,100	1,000
Interest expense from unused commitment fee					$ 200